Commitments (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments [Abstract]
Commitment for accounting, legal and operational support, access to support staff, and information technology infrastructure, per month	$ 7,500	$ 7,500